Income Taxes (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Current Tax Expense
Danish Income Tax	$ (373,862)	$ (132,997)	$ (177,539)
Deferred Income Tax Expense (Benefit)
Excess of Tax over Book Depreciation Fixed Assets	2,471		19,259	$ 26,364
Excess of Tax over Book Depreciation Patents	5,470		67,488	(105,585)
Net Operating Loss Carryforwards	(342,683)	$ (100,000)	(523,378)	(190,988)
Change in the Valuation allowance	$ 334,742	$ 100,000	$ 436,631	$ 270,209
Total Deferred Tax Expense